Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A ordinary shares		Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income	Shareholders' Equity Attributable to BGM Group Ltd	Non-controlling Interests	Total
Balance as of beginning at Sep. 30, 2022		$ 59,583			$ 36,410,931	$ 15,509,177	$ 3,118,542	$ (2,046,091)	$ 53,052,142	$ 1,911,394	$ 54,963,536
Balance as of beginning (in shares) at Sep. 30, 2022	[1]	7,226,480
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the period						495,521			495,521	(56,141)	439,380
Acquisition of equity interest from unrelated third party shareholders										(28,669)	(28,669)
Appropriation for statutory reserve						(130,774)	130,774
Dividend						(1,787,517)			(1,787,517)		(1,787,517)
Foreign currency translation adjustment								1,085,690	1,085,690	62,883	1,148,573
Balance as of ending at Mar. 31, 2023		$ 59,583			36,410,931	14,086,407	3,249,316	(960,401)	52,845,836	1,889,467	54,735,303
Balance as of ending (in shares) at Mar. 31, 2023	[1]	7,226,480
Balance as of beginning at Sep. 30, 2023		$ 59,583			36,410,931	5,896,373	3,162,333	(2,737,087)	42,792,133	1,559,268	44,351,401
Balance as of beginning (in shares) at Sep. 30, 2023	[1]	7,226,480
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the period						414,468			414,468	(85,688)	328,780
Appropriation for statutory reserve						(49,975)	49,975
Foreign currency translation adjustment								225,258	225,258	15,535	240,793
Balance as of ending at Mar. 31, 2024		$ 59,583			36,410,931	6,260,866	3,212,308	(2,511,829)	43,431,859	1,489,115	44,920,974
Balance as of ending (in shares) at Mar. 31, 2024	[1]	7,226,480
Balance as of beginning at Sep. 30, 2024		$ 59,583			36,410,931	4,349,377	3,266,081	(1,342,128)	42,743,844	1,349,505	$ 44,093,349
Balance as of beginning (in shares) at Sep. 30, 2024		7,226,480	[1]								7,226,480
Increase (Decrease) in Stockholders' Equity
Issuance of common shares		$ 592,236		$ 166,667	140,232,419				140,991,322		$ 140,991,322
Issuance of common shares (in shares)		71,068,161	[1]	20,000,000
Net income (loss) for the period						(861,220)			(861,220)	35,525	(825,695)
Foreign currency translation adjustment								(751,154)	(751,154)	(16,835)	(767,989)
Balance as of ending at Mar. 31, 2025		$ 651,819		$ 166,667	$ 176,643,350	$ 3,488,157	$ 3,266,081	$ (2,093,282)	$ 182,122,792	$ 1,368,195	$ 183,490,987
Balance as of ending (in shares) at Mar. 31, 2025		78,294,641	[1]	20,000,000							98,294,641

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.